Segment Reporting (Tables)	12 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Areas

The following table presents revenues by geographic areas for the years ended September 30, 2025, 2024 and 2023, respectively.

	September 30, 2025		September 30, 2024		September 30, 2023
Country/Region	Revenue Amount (In USD)	As % of Revenue	Revenue Amount (In USD)	As % of Revenue	Revenue Amount (In USD)	As % of Revenue
Mainland China	$35,751,495	90%	$29,956,914	92%	$52,121,372	91%
Hong Kong and Taiwan	3,838,017	10%	2,395,542	7%	5,404,328	9%
Others	89,029	0%	110,757	1%	-	-%
Total	$39,678,541	100%	$32,463,213	100%	$57,525,700	100%